Schedule of Inventory (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,162,067	$ 1,017,566
Work in process	144,500	144,628
Finished Goods	404,273	243,912
Inventory, Gross	1,710,840	1,406,106
Allowance for slow moving and obsolete inventory	(1,065,777)	(1,066,721)
Inventory, net	645,063	339,385
Inventory Gross	1,710,840	1,406,106
Inventory, net	$ 645,063	$ 339,385